Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments:
In assessing the fair value of financial instruments, we use methods and assumptions that are based on market conditions and other risk factors existing at the time of assessment. Fair value information for our financial instruments is as follows:
Long-Term Debt—the fair values of our senior notes and other fixed rate foreign borrowings are estimated using Level 1 inputs and account for the majority of the difference between the recorded amount and fair value of our long-term debt. The carrying value of our remaining long-term debt reported in the accompanying condensed consolidated balance sheets approximates fair value as substantially all of such debt bears interest based on prevailing variable market rates currently available in the countries in which we have borrowings.

	March 31, 2014		December 31, 2013
	Recorded Amount	Fair Value	Recorded Amount	Fair Value
	(In thousands)
Long-term debt	$1,070,853	$1,102,265	$1,078,864	$1,109,878

Foreign Currency Forward Contracts—we enter into foreign currency forward contracts in connection with our risk management strategies in an attempt to minimize the financial impact of changes in foreign currency exchange rates. These derivative financial instruments are used to manage risk and are not used for trading or other speculative purposes. The fair values of our foreign currency forward contracts are estimated based on current settlement values. At March 31, 2014 and December 31, 2013, we had outstanding foreign currency forward contracts with notional values totaling $337.1 million and $321.4 million, respectively. At March 31, 2014, $0.2 million was included in Accrued expenses associated with the fair value of our foreign currency forward contracts. At December 31, 2013, $0.2 million was included in Other accounts receivable associated with the fair value of our foreign currency forward contracts.
Gains and losses on foreign currency forward contracts are recognized currently in Other income (expenses), net; further, fluctuations in the value of these contracts are generally expected to be offset by changes in the value of the underlying exposures being hedged. For the three-month periods ended March 31, 2014 and 2013, we recognized losses of $(1.1) million and $(4.7) million, respectively, in Other income (expenses), net in our consolidated statements of income related to the change in the fair value of our foreign currency forward contracts. These amounts are generally expected to be offset by changes in the value of the underlying exposures being hedged which are also reported in Other income (expenses), net. Also, for the three-month periods ended March 31, 2014 and 2013, we recorded $1.1 million and $4.7 million, respectively, related to the change in the fair value of our foreign currency forward contracts, and cash settlements of $(0.8) million and $(5.5) million, respectively, in Other, net in our condensed consolidated statements of cash flows.
Interest Rate Swap—In anticipation of refinancing our 2015 senior notes in the fourth quarter of 2014, on January 22, 2014, we entered into a pay fixed, receive variable rate forward starting interest rate swap with J.P. Morgan Chase Bank, N.A., to be effective October 15, 2014. Our risk management objective and strategy for undertaking this hedge is to eliminate the variability in the interest rate and partial credit spread on the 20 future semi-annual coupon payments that we would pay when we refinance our 2015 senior notes with another 10 year note. The notional amount of the swap is $325.0 million and the fixed rate is 3.281%. A cash settlement will occur on the termination date determined by reference to the changes in the U.S. dollar 3-month LIBOR and credit spreads from the date we entered into the swap until the date we terminate the swap. This derivative financial instrument has been designated and is accounted for as a cash flow hedge under Accounting Standards Codification (ASC) 815, Derivatives and Hedging. Effectiveness of the hedge relationship is assessed prospectively and retrospectively on a quarterly basis. At March 31, 2014, the fair value of our pay fixed, receive variable rate forward starting interest rate swap was a liability of $6.3 million and is included in Accrued expenses. We determined there was no ineffectiveness during the three months ended March 31, 2014, which resulted in the change in fair value of this swap being recorded in Accumulated other comprehensive income.
The counterparties to our foreign currency forward contracts and our interest rate swap are major financial institutions with which we generally have other financial relationships. We are exposed to credit loss in the event of nonperformance by these counterparties. However, we do not anticipate nonperformance by the counterparties.